INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Inventories	$ 64,902	$ 55,724
Cost of sales	45,500	35,399	$ 25,212
Cost of inventory
Inventories [Line Items]
Cost of sales	32,000	25,600	21,400
Adjustment for Net Realisable Value
Inventories [Line Items]
Inventories	$ (13,060)	$ (8,663)	$ (4,276)